SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Cash, Uninsured Amount					$ 668,407
Stock Or Unit Option Plan Expense	$ 15,133	$ 6,113	$ 36,379	$ 18,340	$ 24,453	$ 42,016